Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant, and equipment, gross	$ 442	$ 390
Less: accumulated depreciation	(258)	(181)
Property and equipment, net	184	209
Office Equipment [Member]
Property, plant, and equipment, gross	181	150
Laboratory Equipment [Member]
Property, plant, and equipment, gross	121	114
Automobiles [Member]
Property, plant, and equipment, gross	24	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 116	$ 103